INVESTMENT ADVISOR
  Concorde Financial Corporation                   [CONCORDE FUNDS LOGO]
  1500 Three Lincoln Centre
  5430 LBJ Freeway
  Dallas, Texas 75240

OFFICERS
  Gary B. Wood, Ph.D.
  President and Treasurer
  Elizabeth L. Foster
  Secretary

DIRECTORS
  John R. Bradford, Ph.D.
  Gilbert F. Hartwell
  John H. Wilson
  Gary B. Wood, Ph.D.

CUSTODIAN, TRANSFER AGENT AND                      A FAMILY OF NO-LOAD
DIVIDEND DISBURSING AGENT                              MUTUAL FUNDS
  Firstar Trust Company
  Mutual Fund Services, 3rd Floor
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

LEGAL COUNSEL
  Foley & Lardner
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TELEPHONE
  (972) 387-8258
  (Fund information)                                    ANNUAL REPORT
                                                   DATED SEPTEMBER 30, 1996
  (800) 338-1579
  (Shareholder account information)


        [CONCORDE FUNDS LOGO]

                            [CONCORDE FUNDS LOGO]

                                                               November 25, 1996

Dear Shareholders:

  This annual report for Concorde Funds, Inc., covers the period from October 1, 1995 through September 30, 1996.

CONCORDE VALUE FUND

  The Value Fund's total return of 13.64% during the twelve-month period compares favorably to total returns of 10.87% for the Wilshire Mid-Cap Value Index and 11.44% for the S&P Barra Value Index. These two indices track the total return performance of a representative portfolio of "value" stocks. For the same period, the S&P 500 recorded a total return of 20.29%, while the NASDAQ Composite Index rose 17.56% and the Russell 2000 rose 13.19%.

  The Value Fund generated positive returns during each of the four fiscal year quarters. Positive contributions came from stocks in the energy and natural resources (Total ADR, Potash Corporation), financial services (American Travellers Corporation, Delphi Financial Group, State Street Boston), health care (Johnson & Johnson, Merck, US Healthcare) and retail (Younkers, Inc.) industries. The energy sector benefited from rising oil and gas prices, a pickup in worldwide exploration activity and increasing expectations of industry growth over the next several years. Financial services, particularly brokerage and insurance firms, benefited from a generally positive interest rate and capital markets environment. In addition, American Travellers Corporation and Younkers, Inc., were targets of industry takeover activity and contributed significantly to the Value Fund's fiscal year performance. Health care stocks responded positively to outstanding near term earnings results and expectations for continued growth in the future.

  Some industry groups did not perform as well: consumer durables (O'Sullivan Industries, Sun Coast Industries), transportation (Southwest Airlines), technology (Texas Instruments, Teradyne, LTX Corporation) and utilities (Destec Energy). Underperformance was generally the result of individual company earnings or operating performance rather than industry-wide weakness. Semiconductor and technology stocks were an exception because of the 1996 industry slowdown exceeding most expectations. Other individual stocks contributing to sub-par performance included Alcan Aluminum, Cyprus AMAX Minerals, Superior Industries, Tandycrafts, and Tele-Communications, Inc.

  Fewer attractive buy candidates and our short term view toward the equity markets led us to maintain an average 20% cash position during the year. This cash position, combined with a larger concentration in stocks we consider less vulnerable to a down market, defensively positioned the Value Fund at the end of the fiscal year.

  Caution is the focus of our current approach to the equity markets. Despite our concern, we will continue to identify undervalued stocks at attractive prices which should hold up well if a significant market correction occurs.

CONCORDE INCOME FUND

  Concorde Income Fund initiated operations on January 22, 1996, and utilized its flexible income approach to gradually become fully invested by the end of the fiscal year. The first dividend of $0.13 per share was declared and distributed in late September, with regular quarterly dividend distributions anticipated in the future. Total return for the period from inception through September 30, 1996, was 0.71%. The US Treasury and Agency securities turned in slightly negative total returns, while the equity-oriented securities recorded gains resulting in total positive performance for the entire portfolio.

                            [CONCORDE FUNDS LOGO]

  The Income Fund has the flexibility to emphasize various income-oriented asset classes. After interest rates rose through July 1996, we concluded that the bond market offered greater value than equity-oriented income securities, and we adjusted the portfolio accordingly by emphasizing the fixed income portion. As it turns out, the equity market continued to outperform the bond market into the third quarter. Despite its underweighting, the equity portion of the portfolio performed well as the stock market continued to rise.

  Fixed income securities held during the period consisted primarily of US Treasury and Agency Notes and corporate preferred stocks. As the Income Fund became more fully invested over time, the average maturity of the bond positions was lengthened to approximately 6.7 years at September 30, 1996, indicating our moderately bullish approach to the bond market. Preferred stocks, which typically move in line with the fixed income market, turned in a positive total return, primarily because of their high dividends.

  Equities, which include income-producing common and convertible preferred stocks, provided significant total returns as the effect of the positive equity market environment outweighed the effect of interest rate movements. Although individual returns varied, financial and real estate issues were responsible for the majority of the total equity return of the portfolio. Of particular note, Bankers Trust, Capstead Mortgage and First Industrial Realty recorded significant gains while Hanson PLC, ARCO Exchangeable Notes and GTE Corporation incurred losses.

  Our approach to the equity markets remains defensive, and we believe the fixed income market appears more attractive than equities at this time. However, we continue to identify individual stocks at attractive prices. We will manage our fixed income positions with an eye towards significant shifts in economic growth and inflation, and we will adjust these portfolio positions quickly and cost effectively as conditions warrant.

SUMMARY

  We will continue to maintain our guarded approach to the equity and bond markets, with an emphasis on value investing and an intermediate to long term investment horizon. A disciplined investment strategy is, as always, paramount in the current economic environment. Thank you for your continued support and trust.

                                                   Sincerely,


                                                   /s/ GARY B. WOOD


                                                   Gary B. Wood, Ph.D.
                                                   President

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.
                     PORTFOLIO OF INVESTMENTS IN SECURITIES

                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

                                                                                   SHARES OR
                                                                                   PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE       PERCENTAGE
                                                                                   ----------       ------------       ----------
COMMON STOCKS

CONGLOMERATES
   Tyco International, Ltd.......................................................      9,000        $   388,125            3.09%

CONSUMER DURABLES
   O'Sullivan Industries Holdings, Inc.*.........................................     10,000             88,750            0.71

CONSUMER STAPLES
   American Brands...............................................................      5,600            236,600
   Pepsico, Inc. ................................................................      6,000            169,500
   Playtex Products, Inc.*.......................................................      5,000             43,750
   Tootsie Roll Industries.......................................................      1,700             60,138
                                                                                                    -----------
                                                                                                        509,988            4.06
ENERGY and NATURAL RESOURCES
   Alcan Aluminum, Ltd. .........................................................      5,000            150,000
   Amoco Corporation.............................................................      2,000            141,000
   Atlantic Richfield Company....................................................      2,500            318,750
   Total, Class B ADR............................................................      7,000            273,875
   Weatherford Enterra, Inc.*....................................................      5,000            136,875
                                                                                                    -----------
                                                                                                      1,020,500            8.12
FINANCE and INSURANCE
   Alex Brown, Inc. .............................................................      2,500            144,687
   American Express Company......................................................      2,800            129,500
   American Travellers Corporation*..............................................      5,000            165,625
   Citicorp......................................................................      2,000            181,250
   Delphi Financial Group, Inc., Class A*........................................     18,000            504,000
   Equitable of Iowa Companies...................................................      3,000            124,500
   Federal National Mortgage Corporation.........................................      4,800            167,400
   Lehman Brothers Holdings......................................................     10,000            255,000
   NationsBank Corporation.......................................................      2,000            173,750
   Salomon, Inc. ................................................................      5,000            228,125
   State Street Boston Corporation...............................................      5,000            286,875
   United Companies Financial Corporation........................................      7,000            231,875
                                                                                                    -----------
                                                                                                      2,592,587           20.62
HEALTH
   Bristol-Myers Squibb Company..................................................      2,500            240,938
   Columbia/HCA Healthcare Corporation...........................................      3,000            170,625
   Johnson & Johnson Company.....................................................      8,000            410,000
   Merck & Company...............................................................      5,000            351,875
   St. Jude Medical, Inc.*.......................................................      4,000            161,500
                                                                                                    -----------
                                                                                                      1,334,938           10.62
INDUSTRIAL CYCLICALS
   Goodrich (B.F.) Company.......................................................      7,000            315,875
   Magna International, Inc., Class A............................................     10,000            482,500
   Spartech Corporation*.........................................................     10,000             96,250
   Superior Industries International.............................................      4,000             96,500
   Timken Company (The)..........................................................      4,500            176,625
   Vulcan Materials Company......................................................      2,000            120,000
                                                                                                    -----------
                                                                                                      1,287,750           10.24

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.
             PORTFOLIO OF INVESTMENTS IN SECURITIES -- (CONTINUED)

                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

                                                                                   SHARES OR
                                                                                   PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE       PERCENTAGE
                                                                                   ----------       ------------       ----------
RETAIL TRADE
   Proffitts, Inc.*..............................................................      7,840        $   309,680
   VICORP Restaurants, Inc.*.....................................................     10,000            145,000
                                                                                                    -----------
                                                                                                        454,680            3.62%
SERVICES
   ADT, Ltd.*....................................................................      6,000            114,750
   Chris-Craft Industries, Inc. .................................................      4,370            182,447
   Tele-Communications, Inc.*....................................................     10,000            149,375
   Topps Company, Inc. (The)*....................................................      5,000             21,250
                                                                                                    -----------
                                                                                                        467,822            3.72
TECHNOLOGY
   Dallas Semiconductor Corporation..............................................      5,000             91,250
   Intel Corporation.............................................................      4,000            381,750
   Motorola, Inc.................................................................      3,000            154,875
   Oak Industries*...............................................................      6,000            199,500
   Teradyne, Inc.*...............................................................      5,000             83,125
                                                                                                    -----------
                                                                                                        910,500            7.24
TRANSPORTATION
   Southwest Airlines Company....................................................      9,000            205,875            1.64

UTILITIES
   Destec Energy, Inc.*..........................................................      5,000             59,375
   NIPSCO Industries, Inc........................................................      4,000            143,000
   PacifiCorp....................................................................      5,000            103,125
                                                                                                    -----------
                                                                                                        305,500            2.43
                                                                                                    -----------     -----------
TOTAL COMMON STOCKS..............................................................                     9,567,015           76.11
                                                                                                    -----------     -----------
SHORT TERM DEMAND NOTES
   American Family Financial Services (5.1956%)..................................    615,240            615,240            4.89
   General Mills, Inc. (5.1900%).................................................    538,622            538,622            4.28
   Johnson Controls, Inc. (5.2160%)..............................................    623,074            623,074            4.96
   Pitney Bowes Credit Corporation (5.1946%).....................................    604,622            604,622            4.81
   Wisconsin Electric Power Corporation (5.2356%)................................    616,236            616,236            4.90
                                                                                                    -----------     -----------
TOTAL SHORT TERM DEMAND NOTES....................................................                     2,997,794           23.85
                                                                                                    -----------     -----------
CERTIFICATES OF DEPOSIT
   Firstar Trust Company, 4.95%, Due 1-11-97.....................................                         5,619            0.04
                                                                                                    -----------     -----------
TOTAL PORTFOLIO..................................................................                   $12,570,428          100.00%
                                                                                                    ===========     ===========

---------------
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

ASSETS
   Investment in securities, at market value (cost $9,588,575) (Note 4).............................................  $12,570,428
   Receivables
     Dividends......................................................................................................        9,728
     Interest.......................................................................................................       12,432
   Other assets.....................................................................................................        4,080
                                                                                                                      -----------
TOTAL ASSETS........................................................................................................   12,596,668
                                                                                                                      -----------
LIABILITIES
   Accrued expenses.................................................................................................       16,411
                                                                                                                      -----------
TOTAL LIABILITIES...................................................................................................       16,411
                                                                                                                      -----------
NET ASSETS (equivalent to $14.95 per share based on 841,293 shares outstanding) (Notes 2 and 3).....................  $12,580,257
                                                                                                                      ===========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.
                            STATEMENT OF OPERATIONS

                         YEAR ENDED SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income (net of withholding tax)..........................................................................  $  137,727
   Interest income...................................................................................................     130,384
                                                                                                                       ----------
       Total income..................................................................................................     268,111
                                                                                                                       ----------
EXPENSES
   Investment advisory fees (Note 5).................................................................................     112,373
   Shareholder service costs.........................................................................................      13,161
   Custodian fees....................................................................................................       4,271
   Printing, postage and delivery....................................................................................      10,024
   Registration fees.................................................................................................       2,240
   Accounting fees...................................................................................................      25,054
   Audit fees........................................................................................................      13,699
   Legal fees........................................................................................................      15,940
   Other expenses....................................................................................................       5,026
                                                                                                                       ----------
       Total expenses................................................................................................     201,788
                                                                                                                       ----------
NET INVESTMENT INCOME................................................................................................      66,323
                                                                                                                       ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments..................................................................................     718,702
   Change in unrealized appreciation of investments..................................................................     803,824
                                                                                                                       ----------
NET GAIN ON INVESTMENTS..............................................................................................   1,522,526
                                                                                                                       ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........................................................................  $1,588,849
                                                                                                                       ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED SEPTEMBER 30, 1996 AND 1995

--------------------------------------------------------------------------------

                                                                                                         1996            1995
                                                                                                      -----------     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................................  $    66,323     $    60,727
   Net realized gain on investments.................................................................      718,702         132,132
   Change in unrealized appreciation of investments.................................................      803,824       1,263,058
                                                                                                      -----------     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................................    1,588,849       1,455,917
   Distributions to shareholders from net investment income (Note 2)................................      (59,981)        (55,987)
   Distributions to shareholders from net realized gains (Note 2)...................................     (108,007)       (409,905)
   Capital share transactions (Note 3)..............................................................   (1,075,860)       (758,026)
                                                                                                      -----------     -----------
NET INCREASE IN NET ASSETS..........................................................................      345,001         231,999
NET ASSETS
   Beginning of year................................................................................   12,235,256      12,003,257
                                                                                                      -----------     -----------
   End of year......................................................................................  $12,580,257     $12,235,256
                                                                                                      ===========     ===========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 OCTOBER 1,       OCTOBER 1,       OCTOBER 1,       OCTOBER 1,       OCTOBER 1,
                                                    1995             1994             1993             1992             1991
                                                   THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                                SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    1996             1995             1994             1993             1992
                                                -------------    -------------    -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of year............ $   13.33        $  12.28         $  13.11         $  11.13         $    10.51
                                                  ---------        --------         --------         --------         ----------
   Income from investment operations:
     Net investment income.......................      0.07            0.06             0.04             0.07               0.16
     Net realized and unrealized gains on
       investments...............................      1.73            1.47             0.55             2.05               0.71
                                                  ---------        --------         --------         --------         ----------
       Total from investment operations..........      1.80            1.53             0.59             2.12               0.87
                                                  ---------        --------         --------         --------         ----------
   Less distributions:
     Dividends from net investment income........     (0.06)          (0.06)           (0.03)           (0.14)             (0.25)
     Distributions from net realized gains.......     (0.12)          (0.42)           (1.39)           (0.00)             (0.00)
                                                  ---------        --------         --------         --------         ----------
       Total from distributions..................     (0.18)          (0.48)           (1.42)           (0.14)             (0.25)
                                                  ---------        --------         --------         --------         ----------
   Net asset value, end of year.................. $   14.95        $  13.33         $  12.28         $  13.11         $    11.13
                                                  =========        ========         ========         ========         ==========
TOTAL INVESTMENT RETURN..........................     13.64%          13.32%            5.04%           19.16%              8.49%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in 000's)............ $  12,580        $ 12,235         $ 12,003         $ 12,630         $   12,532
   Ratio of expenses to average net assets.......      1.62%           1.74%            1.69%            1.64%              1.68%
   Ratio of net investment income to average net
     assets......................................      0.53%           0.52%            0.33%            0.54%              1.50%
   Portfolio turnover rate.......................     26.10%          22.42%           75.43%           71.69%             51.69%
   Average commission rate paid.................. $  0.0551
   Shares outstanding at end of year.............   841,293         917,929          977,095          963,554          1,126,309

---------------

NOTE: Average number of shares outstanding and average net assets represent the calculation of the arithmetical average of each day's value for each year.

     The fund had no senior securities or outstanding debt during the years ended September 30, 1996, 1995, 1994, 1993, or 1992.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

                          SEPTEMBER 30, 1996 AND 1995

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    Concorde Value Fund, Inc. ("Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was initially capitalized on November 19, 1987, with the sale of 10,000 shares of capital stock for $100,000. The Fund's initial registration statement became effective on December 4, 1987.

    Security valuation. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates market value.

    Federal income taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, a provision for Federal income tax is not required.

    Distributions to shareholders. Dividends to shareholders are recorded on the ex-dividend date.

    Other. The Fund follows industry practice and records security transactions on trade date plus one. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. DISTRIBUTIONS TO SHAREHOLDERS

    On December 14, 1995, a distribution of $0.184171 per share aggregating $167,988 was declared from net investment income and net realized gains from investment transactions. The dividend was paid on December 14, 1995 to shareholders of record on December 12, 1995.

    On December 15, 1994, a distribution of $0.478504 per share aggregating $465,892 was declared from net investment income and net realized gains from investment transactions. The dividend was paid on December 15, 1994 to shareholders of record on December 13, 1994.

    The Fund intends normally to distribute all of its net investment income and net realized gains to its shareholders in order to avoid paying income tax on its net investment income and net realized gains and to avoid being subject to a Federal excise tax on undistributed net investment income or net realized gains.

3. CAPITAL SHARE TRANSACTIONS

    As of September 30, 1996, there were 841,293 shares of $1 par value capital stock issued and 9,841,293 shares of capital stock authorized; capital paid-in aggregated $8,851,929. Net assets at September 30, 1996 included undistributed net investment income of $66,323 and undistributed net realized investment gains of $2,983,853.

    Transactions in capital stock for the years ended September 30, 1996 and 1995 were as follows:

                                                                              1996                         1995
                                                                    ------------------------     ------------------------
                                                                     SHARES        AMOUNT         SHARES        AMOUNT
                                                                    --------     -----------     --------     -----------
    Shares sold...................................................    23,510     $   339,285       45,065     $   537,308
    Shares redeemed...............................................  (112,534)     (1,583,133)    (147,013)     (1,761,226)
    Dividends reinvested..........................................    12,388         167,988       42,782         465,892
                                                                    --------     -----------     --------     -----------
    Net decrease..................................................   (76,636)    $(1,075,860)     (59,166)    $  (758,026)
                                                                    ========     ===========     ========     ===========

    During 1996, the Board of Directors approved the name change of Concorde Value Fund, Inc., to Concorde Funds, Inc., and the series of shares of common stock of Concorde Funds, Inc., were formed: Concorde Value Fund, Inc. (Series A) and Concorde Income Fund, Inc. (Series B). The authorized and unissued shares of Concorde Funds, Inc., were allocated as follows: 9,000,000 shares to Concorde Value Fund, Inc. (in addition to current outstanding shares), 10,000,000 shares to Concorde Income Fund, Inc., and the remaining balance unallocated for future use.

4. INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities) were $2,595,149 and $4,042,173, respectively, for the year ended September 30, 1996, and $2,166,888 and $4,307,893, respectively, for the year ended September 30, 1995.

    There are no differences between the cost bases of securities for Federal income tax and financial statement purposes. The aggregate unrealized appreciation and depreciation for all securities as of September 30, 1996 were $3,121,393 and $137,540, respectively.

5. INVESTMENT ADVISORY FEES

    The Fund paid advisory fees to Concorde Financial Corporation (Advisor) for investment management and advisory services under a management agreement that provides for fees to be computed at an annual rate of .9% of the Fund's average daily net assets.

6. USE OF ESTIMATES

    The preparation of the financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

                           CONCORDE VALUE FUND, INC.

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Concorde Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Concorde Value Fund, Inc., including the portfolio of investments in securities as of September 30, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period ended September 30, 1996, and the financial highlights for each of the years in the five-year period ended September 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Concorde Value Fund, Inc. as of September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended September 30, 1996, and the financial highlights for each of the years in the five-year period ended September 30, 1996, in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP

Dallas, Texas
November 4, 1996

--------------------------------------------------------------------------------

                           CONCORDE INCOME FUND, INC.
                     PORTFOLIO OF INVESTMENTS IN SECURITIES

                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                         AMOUNT         MARKET VALUE       PERCENTAGE
                                                                        ---------       ------------       ----------
GOVERNMENT AGENCY NOTES
    FHLB 6.03% 10-03-2000.............................................   200,000         $  196,565
    FNMA 7.36% 09-19-2001.............................................   100,000            100,614
    FHLMC 6.99% 07-26-2006............................................   200,000            201,415
    SLMA 5.875% 03-17-2000............................................   100,000             98,188
                                                                                         ----------
                                                                                            596,782           27.07%
                                                                                         ----------          ------
GOVERNMENT BONDS
    US Treasury Note 7.50% 11-15-2001.................................   200,000            208,687
    US Treasury Note 6.25% 02-15-2003.................................   100,000             98,406
    US Treasury Note 5.75% 08-15-2003.................................   200,000            190,625
    US Treasury Note 5.875% 11-15-2005................................   100,000             94,438
                                                                                         ----------
                                                                                            592,156           26.86
                                                                                         ----------          ------
COMMON STOCKS
CONGLOMERATES
    Hanson PLC ADR....................................................     4,000             49,500            2.25
FINANCE and INSURANCE
    Bankers Trust New York............................................       700             55,038
    Capstead Mortgage Corporation.....................................     2,600             53,625
    Pimco Commercial Mortgage Securities Trust, Inc...................     3,800             47,975
    Strategic Global Income Fund, Inc. ...............................     4,200             50,400
                                                                                         ----------
                                                                                            207,038            9.39
INDUSTRIAL CYCLICALS
    ARCO 9.01% Exch Notes for Lyondell Petrochemical Co. .............     1,300             30,550            1.39
REAL ESTATE
    First Industrial Realty Trust, Inc. ..............................     1,800             46,575
    Health and Retirement Property Trust .............................     2,000             35,500
    Hospitality Properties Trust......................................     2,000             53,500
    Meditrust.........................................................     1,000             34,625
                                                                                         ----------
                                                                                            170,200            7.72
UTILITIES
    GTE Corporation...................................................       600             23,100            1.05
                                                                                         ----------          ------
TOTAL COMMON STOCKS...................................................                      480,388           21.80
                                                                                         ----------          ------
PREFERRED STOCKS
    Bear Stearns Financial LLC, 8.0% Preferred Series A...............     1,200             29,400
    First Industrial Realty Trust, Inc., 9.50% Preferred Series A.....     1,000             25,250
    Public Storage, Inc., 8.45%, Preferred Series H...................     1,200             29,550
    Santander Finance, Ltd., 7.9% Non Cum Preferred Series B..........     1,500             35,625
                                                                                         ----------
TOTAL PREFERRED STOCKS................................................                      119,825            5.43
                                                                                         ----------          ------
CONVERTIBLE PREFERRED STOCKS
    Ashland, Inc., $3.125 Cumulative Conv Preferred...................       800             50,300
    ICO, Inc., $1.6875 Conv Preferred.................................     2,200             50,050
    United Companies Financial Corp., 6.75% Conv Preferred............     1,200             69,900
                                                                                         ----------
TOTAL CONVERTIBLE PREFERRED STOCKS....................................                      170,250            7.72
SHORT TERM DEMAND NOTES
    American Family Financial Services (5.1149%)......................    46,104             46,104            2.10
    Johnson Controls, Inc. (5.0937%)..................................    98,023             98,023            4.45
    Wisconsin Electric Power Corporation (5.1549%)....................   100,501            100,501            4.57
                                                                                         ----------          ------
TOTAL SHORT TERM DEMAND NOTES.........................................                      244,628           11.12
                                                                                         ----------          ------
TOTAL PORTFOLIO.......................................................                   $2,204,029          100.00%
                                                                                         ==========          ======

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE INCOME FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

ASSETS
   Investment in securities, at market value (cost $2,208,004) (Note 4)............................................... $2,204,029
   Cash...............................................................................................................        586
   Receivables
     Dividends........................................................................................................      5,023
     Interest.........................................................................................................     20,213
     Expense reimbursements by Advisor (Note 5).......................................................................      9,712
   Other assets (Note 6)..............................................................................................     21,915
                                                                                                                       ----------
TOTAL ASSETS..........................................................................................................  2,261,478
                                                                                                                       ----------
LIABILITIES
   Accrued expenses...................................................................................................     44,527
                                                                                                                       ----------
TOTAL LIABILITIES.....................................................................................................     44,527
                                                                                                                       ----------
NET ASSETS (equivalent to $9.94 per share based on 223,052 shares outstanding) (Notes 2 and 3)........................ $2,216,951
                                                                                                                       ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE INCOME FUND, INC.

                            STATEMENT OF OPERATIONS

            JANUARY 22, 1996 (INCEPTION) THROUGH SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income (net of withholding tax).............................................................................. $ 31,209
   Interest income.......................................................................................................   59,875
   Net accretion/amortization............................................................................................   (2,902)
                                                                                                                          --------
Total Income.............................................................................................................   88,182
                                                                                                                          --------
EXPENSES
   Investment advisory fees (Note 5).....................................................................................    9,440
   Shareholder service costs.............................................................................................    5,955
   Custodian fees........................................................................................................      590
   Printing, postage and delivery........................................................................................    5,423
   Registration fees.....................................................................................................    1,260
   Accounting fees.......................................................................................................   12,641
   Audit fees............................................................................................................   16,647
   Legal fees............................................................................................................    5,430
   Other expenses........................................................................................................    4,523
                                                                                                                          --------
       Total expenses....................................................................................................   61,909
   Expense reimbursement by Advisor (Notes 5 and 6)......................................................................  (22,663)
                                                                                                                          --------
       Total expenses net of reimbursement...............................................................................   39,246
                                                                                                                          --------
NET INVESTMENT INCOME....................................................................................................   48,936
                                                                                                                          --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments......................................................................................  (25,959)
   Change in unrealized depreciation of investments......................................................................   (3,975)
                                                                                                                          --------
NET LOSS ON INVESTMENTS..................................................................................................  (29,934)
                                                                                                                          --------
NET INCREASE IN NET ASSETS FROM OPERATIONS............................................................................... $ 19,002
                                                                                                                          ========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE INCOME FUND, INC.

                       STATEMENT OF CHANGES IN NET ASSETS

            JANUARY 22, 1996 (INCEPTION) THROUGH SEPTEMBER 30, 1996

--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS
 Net investment income........................................................................................     $   48,936
 Net realized loss on investments.............................................................................        (25,959)
 Change in unrealized depreciation of investments.............................................................         (3,975)
                                                                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS....................................................................         19,002
 Distributions to shareholders from net investment income (Note 2)............................................        (28,619)
 Capital share transactions (Note 3)..........................................................................      2,226,568
                                                                                                                   ----------
NET INCREASE IN NET ASSETS....................................................................................      2,216,951
NET ASSETS
 Beginning of period..........................................................................................             --
                                                                                                                   ----------
 End of period................................................................................................     $2,216,951
                                                                                                                   ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE INCOME FUND, INC.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                                  JANUARY 22,
                                                                                                                      1996
                                                                                                                  (INCEPTION)
                                                                                                                    THROUGH
                                                                                                               SEPTEMBER 30, 1996
                                                                                                               ------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period.......................................................................      $  10.00
                                                                                                                    --------
   Income (loss) from investment operations:
     Net investment income....................................................................................          0.25
     Net realized and unrealized loss on investments..........................................................         (0.18)
                                                                                                                    --------
       Total from investment operations.......................................................................          0.07
                                                                                                                    --------
   Less distributions:
     Dividends from net investment income.....................................................................         (0.13)
                                                                                                                    --------
   Net asset value, end of period.............................................................................      $   9.94
                                                                                                                    ========
TOTAL INVESTMENT RETURN.......................................................................................          0.71%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's).......................................................................      $  2,217
   Ratio of expenses to average net assets....................................................................          2.01%
   Ratio of net investment income to average net assets.......................................................          2.51%
   Portfolio turnover rate....................................................................................         29.77%
   Average commission rate paid...............................................................................      $ 0.1403
   Shares outstanding at end of period........................................................................       223,052

---------------

NOTE: Average number of shares outstanding and average net assets represent the calculation of the arithmetical average of each day's value for the period.

     The fund had no senior securities or outstanding debt during the period
      January 22, 1996 through September 30, 1996.

     Total investment return and other ratios are not annualized.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                           CONCORDE INCOME FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

    Concorde Income Fund, Inc. ("Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was initially capitalized on January 22, 1996, with the sale of 2,700 shares of capital stock for $27,000. The Fund's initial registration statement became effective on December 4, 1995.

    Security valuation. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term demand notes are stated at amortized cost, which approximates market value.

    Federal income taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, a provision for Federal income tax is not required.

    Distributions to shareholders. Dividends to shareholders are recorded on the ex-dividend date.

    Other. The Fund follows industry practice and records security transactions on trade date plus one. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. DISTRIBUTIONS TO SHAREHOLDERS

    On September 24, 1996, a distribution of $0.13 per share aggregating $28,619 was declared from net investment income. The dividend was paid on September 26, 1996 to shareholders of record on September 24, 1996.

    The Fund intends normally to distribute all of its net investment income and net realized gains to its shareholders in order to avoid paying income tax on its net investment income and net realized gains and to avoid being subject to a Federal excise tax on undistributed net investment income or net realized gains.

3. CAPITAL SHARE TRANSACTIONS

    As of September 30, 1996 there were 223,052 shares of $1 par value capital stock issued and 10,000,000 shares of capital stock authorized; capital paid-in aggregated $2,197,992. Net assets at September 30, 1996 included undistributed net investment income of $48,936.

    Transactions in capital stock for the period January 22, 1996 (inception) through September 30, 1996, were as follows:

                                                                                                    1996
                                                                                           ----------------------
                                                                                           SHARES        AMOUNT
                                                                                           -------     ----------
              Shares sold................................................................  220,151     $2,197,992
              Shares redeemed............................................................       (4)           (43)
              Dividends reinvested.......................................................    2,905         28,619
                                                                                           -------     ----------
              Net increase...............................................................  223,052     $2,226,568
                                                                                           =======     ==========

    During 1996, the Board of Directors approved the name change of Concorde Value Fund, Inc., to Concorde Funds, Inc., and the series of shares of common stock of Concorde Funds, Inc., were formed: Concorde Value Fund, Inc. (Series A) and Concorde Income Fund, Inc. (Series B). The authorized and unissued shares of Concorde Funds, Inc., were allocated as follows: 9,000,000 shares to Concorde Value Fund, Inc. (in addition to current outstanding shares), 10,000,000 shares to Concorde Income Fund, Inc., and the remaining balance unallocated for future use.

4. INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities) were $2,376,674 and $384,438 for the period January 22, 1996 through September 30, 1996.

    There are no differences between the cost bases of securities for Federal income tax and financial statement purposes. The aggregate unrealized appreciation and depreciation for all securities as of September 30, 1996 were $34,355 and $38,330, respectively.

5. INVESTMENT ADVISORY FEES

    The Fund accrued advisory fees to Concorde Financial Corporation (Advisor) for investment management and advisory services under a management agreement that provides for fees to be computed at an annual rate of .70% of the Fund's average daily net assets. As of September 30, 1996, the Advisor's reimbursement to the Fund totaled $22,663 and consisted of investment advisory fees, amortized organization costs, and a receivable determined by an expense cap established by the Advisor.

6. ORGANIZATION COSTS

    Organization costs of $25,426 are being amortized over a period of sixty months from commencement of operations. These expenses were advanced by the Advisor, which will be reimbursed by the Fund over a period of not more than sixty months from commencement of operations. The proceeds of any redemption of the initial shares by the original shareholders or any transferee will be reduced by a pro rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

7. USE OF ESTIMATES

    The preparation of the financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

                           CONCORDE INCOME FUND, INC.

                          INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Concorde Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Concorde Income Fund, Inc., including the portfolio of investments in securities as of September 30, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period January 22, 1996 (inception) through September 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Concorde Income Fund, Inc. as of September 30, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period January 22, 1996 (inception) through September 30, 1996, in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP

Dallas, Texas
November 4, 1996